Equity Method Based Investees - Summarized Financial Information, Related Parties (Detail) (Frontline [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Frontline [Member]
Schedule of Other Related Party Transactions [Line Items]
Cost of products sold	$ 682	$ 852	$ 802
Selling, general and administrative expenses	3,310	3,127	1,800
Balances with related parties (included in trade payables)	$ 5,345	$ 6,408